COMMITMENTS - Schedule of Future Royalty Lease Payments Centerra (Details) (Centerra (U.S.) Inc., USD $)	Dec. 31, 2012
Centerra (U.S.) Inc.
Due Date of Advance Minimum Royalty Payment
1st Anniversary (August 2012 - Paid)	$ 12,000
On or before each of the 2nd and 3rd Anniversary (August 2013 and August 2014)	15,000
On or before each of the 4th and 5th Anniversary (August 2015 and August 2016)	20,000
On or before each of the 6th and 7th Anniversary (August 2017 and August 2018)	25,000
On or before each of the 8th and 9th Anniversary (August 2019 and August 2020)	30,000
10th Anniversary and subsequent anniversaries so long the agreement shall remain in effect (August 2021)	$ 40,000